LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 348
2023	289
2024 and after	581
Total future lease payments	1,218
Less imputed interest	(73)
Total lease liability balance	$ 1,145